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                                                                   THE HARTFORD



November 3, 2003



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:   Hartford Life Insurance Company
      Separate Account Two ("Registrant")
      Director Vision
      File No. 333-36136

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 4 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on October 20, 2003. In reliance upon paragraph (j) of Rule 497, the Prospectus and Statement of additional information are not included herewith.

If you have any additional questions, please feel free to contact me at
(860) 843-6736.

Sincerely,

/s/ Michael Stobart

Michael Stobart
Associate Counsel

Enclosure